Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Liquidity position - Additional information (Details) € in Millions	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about financial instruments [abstract]
Escrow deposits	€ 346